Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
Income before income taxes:
Domestic	$270.0	$295.0	$241.9
Foreign	453.5	348.1	170.1
Income before income taxes:	$723.5	$643.1	$412.0
Income tax expense:
Current:
Domestic	$42.9	$44.4	$38.5
Foreign	81.4	53.9	(8.6)
Current income tax expense	124.3	98.3	29.9
Deferred:
Domestic	11.8	9.4	1.4
Foreign	75.4	76.3	117.9
Deferred income tax expense	87.2	85.7	119.3
Total income tax expense	$211.5	$184.0	$149.2

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
Income tax expense computed at the statutory tax rates	$135.1	$109.7	$58.1
US state income taxes, net of the federal benefit	10.6	9.2	8.0
Asbestos - effect of foreign exchange	(13.3)	(3.5)	36.8
Expenses not deductible	3.3	1.9	2.0
Stock and executive compensation	1.9	(0.8)	5.5
Foreign taxes on domestic income	61.2	55.2	49.8
Prior year tax adjustments	(0.1)	(1.2)	(5.9)
Taxes on foreign income	12.0	9.9	1.6
US net operating loss carryback	—	—	(4.9)
Other items	0.8	3.6	(1.8)
Total income tax expense	$211.5	$184.0	$149.2
Effective tax rate	29.2%	28.6%	36.2%

Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences creating deferred tax assets and liabilities were:

	31 March
(Millions of US dollars)	2023	2022
Deferred tax assets:
Intangible assets	$879.0	$958.2
Asbestos liability	298.6	360.1
Tax credit carryforwards	115.0	118.7
Other provisions and accruals	85.3	73.3
Net operating loss carryforwards	75.4	66.2
Total deferred tax assets	1,453.3	1,576.5
Valuation allowance	(258.0)	(261.2)
Total deferred tax assets net of valuation allowance	1,195.3	1,315.3
Deferred tax liabilities:
Depreciable and amortizable assets	(167.3)	(164.0)
Other	(67.4)	(59.0)
Total deferred tax liabilities	(234.7)	(223.0)
Total deferred taxes, net	$960.6	$1,092.3